Share-Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended										12 Months Ended
	May 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	May 31, 2013	Jul. 31, 2012	Jun. 30, 2011	May 31, 2010	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	Jan. 01, 2008	Jan. 01, 2007	Jan. 20, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares																		8,000,000
Incremental common shares for grant																5,000,000	5,000,000
Common shares to add on the first business day from 2009													3,000,000
Minimum percentage of shares to be added from 2009													2.00%
Additional shares granted													2,000,000
Number of shares repurchased from open market													2,800,849	762,100	1,683,400
Treasury shares remain for future issuance	939,990											939,990
Share-based compensation												$ 16,810,000	$ 15,689,000	$ 20,079,000
Minimum percentage for exercise price of option	100.00%											100.00%
Common shares issued to employees and non-employees upon the exercise of their share options	11,285,510											11,285,510
Reissuance of treasury stock for the exercises of employee share options												2,208,545
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares												5,246,349
New share options granted												0	0	0
Value of options exercised												$ 4,802,000	$ 5,249,000	$ 34,578,000
Unrecognized compensation expense	$ 0											$ 0
Common shares issued to employees upon the vesting of their shares	4,714,490											4,714,490
Reissuance of treasury stock for Non-vested equity shares vested												2,097,814
Weighted-average grant date fair value, Granted												$ 22.66	$ 19.26	$ 22.80
Total fair value of shares vested												$ 15,235,000
May 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees											556,848
Granted shares vested date													Jun. 30, 2015
June 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees										811,020
Granted shares vested date													May 31, 2014
July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees									1,956,935
Granted shares vested date													May 31, 2015
May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees								208,590
Granted shares vested date													May 31, 2014
July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees							19,830
Granted shares vested date													May 31, 2014
July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees						209,650
Granted shares vested date													May 31, 2015
September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees					24,020
Granted shares vested date													May 31, 2015
February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees				600,000
February 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees													240,000
Granted shares vested date													Dec. 31, 2015
February 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees													180,000
Granted shares vested date													Dec. 31, 2016
February 2015 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees													180,000
Granted shares vested date													Dec. 31, 2017
July 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees			486,330
Granted shares vested date												May 31, 2016
October Two Thousand Fifteen Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees		60,000
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees												20,000
Granted shares vested date												May 31, 2016
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees												20,000
Granted shares vested date												Dec. 31, 2016
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees												20,000
Granted shares vested date												Dec. 31, 2017
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer	16,000,000											16,000,000
Total unrecognized compensation cost related to NES	$ 3,388,000											$ 3,388,000
Weighted-average period of recognition												1 year 2 months 19 days
Non-Vested Equity Shares [Member] | May 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												$ 21.75
Non-Vested Equity Shares [Member] | June 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												25.11
Non-Vested Equity Shares [Member] | July 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												12.19
Non-Vested Equity Shares [Member] | May 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												20.33
Non-Vested Equity Shares [Member] | July 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												22.80
Non-Vested Equity Shares [Member] | July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												21.01
Non-Vested Equity Shares [Member] | September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												22.32
Non-Vested Equity Shares [Member] | February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												18.52
Non-Vested Equity Shares [Member] | July 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted												$ 22.69
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares which may be issued	10,000,000											10,000,000
New share options granted	0